OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2024	2023
Payroll and other employee related accruals	$16,227	$16,715
Forward liability	—	461
Accrued expenses	6,829	8,339
Government authorities	1,082	2,274
Provision for returns	1,675	2,137
Other	10	17

	$25,823	$29,943